Employee Benefits and Payroll Accruals (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits and Payroll Accruals [Abstract]
Schedule of Employee Benefits and Payroll Accruals
	December 31,
	2025	2024
Short-term employee benefits:
Benefits for vacation and recreation pay	142	142
Liability for payroll, bonuses and wages	264	264
	406	406